MANAGEMENT'S PLANS TO CONTINUE AS A GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Lewis and Clark Pharmaceuticals, Inc. [Member]
MANAGEMENT'S PLANS TO CONTINUE AS A GOING CONCERN

NOTE 2 – MANAGEMENT’S PLANS TO CONTINUE AS A GOING CONCERN

The opinion of our independent registered accounting firm on our financial statements contains explanatory going concern language. We have prepared our financial statements on the basis that we will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. We have incurred losses since inception and have an accumulated deficit of $3,749,647 as of June 30, 2017. We anticipate incurring additional losses for the foreseeable future until such time, if ever, that we can generate significant sales from our product candidates which are currently in development or we enter into cash flow positive business development transactions.

To date, we have generated no sales or revenues, have incurred significant losses and expect to incur significant additional losses. Consequently, our operations are subject to all the risks inherent in the establishment of a pre-revenue business enterprise as well as those risks associated with a company engaged in the research and development of pharmaceutical compounds.

Our cash and cash equivalents balance at June 30, 2017 was $5,694. We anticipate raising additional funds through collaborative arrangements, licensing agreements, public or private sales of debt or equity securities, or some combination thereof. There is no assurance that any such arrangement will be entered into or that financing will be available when needed in order to allow us to continue our operations, or if available, on terms favorable or acceptable to us.

In the event financing is not obtained, we may pursue cost cutting measures as well as explore the sale of selected assets to generate additional funds. If we are required to significantly reduce operating expenses and delay, reduce the scope of, or eliminate any of our development programs or clinical trials, these events could have a material adverse effect on: our business, results of operations, and financial condition. These factors raise significant doubt about our ability to continue as a going concern. The financial statements do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should we be unable to continue as a going concern.

Our auditors’ report issued in connection with our December 31, 2016 and 2015 financial statements expressed an opinion that our capital resources as of the date of their audit report were not sufficient to sustain operations or complete our planned activities for the upcoming year unless we raised additional funds. Accordingly, our current cash level raises substantial doubt about our ability to continue as a going concern. If we do not obtain additional funds by such time, we may no longer be able to continue as a going concern and will cease operations which means that our shareholders will lose their entire investment.

NOTE 2 – MANAGEMENT’S PLANS TO CONTINUE AS A GOING CONCERN

The opinion of our independent registered accounting firm on our financial statements contains explanatory going concern language. We have prepared our financial statements on the basis that we will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. We have incurred losses since inception and have an accumulated deficit of $3,356,871 as of December 31, 2016. We anticipate incurring additional losses for the foreseeable future until such time, if ever, that we can generate significant sales from our product candidates which are currently in development or we enter into cash flow positive business development transactions.

To date, we have generated no sales or revenues, have incurred significant losses and expect to incur significant additional losses. Consequently, our operations are subject to all the risks inherent in the establishment of a pre-revenue business enterprise as well as those risks associated with a company engaged in the research and development of pharmaceutical compounds.

Our cash and cash equivalents balance at December 31, 2016 was $320,946. We anticipate raising additional funds through collaborative arrangements, licensing agreements, public or private sales of debt or equity securities, or some combination thereof. There is no assurance that any such arrangement will be entered into or that financing will be available when needed in order to allow us to continue our operations, or if available, on terms favorable or acceptable to us.

In the event financing is not obtained, we may pursue cost cutting measures as well as explore the sale of selected assets to generate additional funds. If we are required to significantly reduce operating expenses and delay, reduce the scope of, or eliminate any of our development programs or clinical trials, these events could have a material adverse effect on: our business, results of operations, and financial condition. These factors raise significant doubt about our ability to continue as a going concern. The financial statements do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should we be unable to continue as a going concern.

Our auditors’ report issued in connection with our December 31, 2016 and 2015 financial statements expressed an opinion that our capital resources as of the date of their audit report were not sufficient to sustain operations or complete our planned activities for the upcoming year unless we raised additional funds. Accordingly, our current cash level raises substantial doubt about our ability to continue as a going concern. If we do not obtain additional funds by such time, we may no longer be able to continue as a going concern and will cease operations which means that our shareholders will lose their entire investment.